CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss) attributable to Bergio International, Inc.	$ (2,269,691)	$ (2,638,556)
Adjustments to reconcile net loss to net cash used in operating activities
Non-controlling interest in subsidiaries	(987,917)	(923,629)
Amortization expense	241,956	214,592
Depreciation expense	40,252	55,825
Stock-based compensation	213,674	118,451
Amortization of debt discount and deferred financing costs	544,763	1,968,797
Derivative expense, cash flows	37,706	354,904
Forgiveness of debt, cash flows	0	(18,291)
Gain from settlement of loan included in other income	0	(6,000)
Fair value of common stock (in Dollars)	(627,696)	(394,428)
Gain (Loss) on Extinguishment of Debt	(405,700)	(631,052)
Non-cash interest upon conversion of debt	1,043,496	14,425
Amortization of right of use assets	(76,495)	50,337
Change in operating assets and liabilities
Increase (decrease) in Accounts Receivables	(68,607)	48,931
Increase (decrease) in Inventory	350,522	(943,477)
Increase (decrease) in Prepaids	32,859	362,111
Increase (decrease) in Investment in unconsolidated affiliate	0	(775)
Increase (decrease) in Accounts payable and accrued liabilities	(51,393)	338,343
Increase (decrease) in bank overdraft	11,582	0
Increase (decrease) in Accrued salaries	319,640	0
Increase (decrease) in Operating lease obligations	76,493	(50,337)
Increase (decrease) in deferred compensation, related	(346,163)	(99,408)
NET CASH USED IN OPERATING ACTIVITIES	(1,920,719)	(2,179,237)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash acquired from the acquisition	0	1,161,476
Cash paid for the acquisition	0	(2,000,000)
Purchase of property and equipment	0	(47,685)
NET CASH USED IN INVESTING ACTIVITIES	0	(886,209)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock	89,361	3,768,730
Proceeds from sale of preferred stock	1,555,000	0
Proceeds from government grant	0	5,000
Proceeds from note payable	110,000	18,291
Proceeds from loans payable	1,213,650	683,256
Proceeds from convertible debt	201,250	1,890,000
Proceeds from secured notes	0	495,000
Repayment from convertible debt	0	(30,000)
Repayment of note payable	(272,884)	(309,867)
Repayment of loan payable	(1,211,601)	(1,608,653)
Repayment of debts	0	(567,403)
Repayment of secured notes	(400,000)	(190,000)
Advance from (payments to) Chief Executive Officer, net	6,996	(65,794)
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,291,772	4,088,560
NET CHANGE IN CASH AND CASH EQUIVALENTS	(628,947)	1,023,114
CASH AND CASH EQUIVALENTS - beginning of year	1,093,195	70,081
CASH AND CASH EQUIVALENTS - end of year	464,248	1,093,195
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid	26,658	0
Income taxes paid	0	0
Non-cash investing and financing activities
Issuance of common stock issued for convertible debt, loans payable, and accrued interest	1,463,940	1,129,681
Deemed dividend upon issuance of Series D preferred stock	2,847,378	0
Debt discount in connection with the issuance of stock warrants, non-cash	0	1,375,000
Initial amount of ROU asset and related liability, non-cash	0	122,946
Initial derivative liability recorded in connection with convertible notes payable	201,250	515,000
Initial derivative liability recorded in connection with acquisition of Aphrodite's Marketing related to the issuance of Series B preferred stock	0	821,738
Initial derivative liability recorded due to commission fees for the acquisition of Aphrodite's Marketing related to the issuance of Series C preferred stock	0	110,640
Issuance of Series B preferred stock issued for the acquisition of Aphrodite	0	664,105
Non-controlling interest upon acquisition of GearBubble, non-cash	0	366,157
Reclassification of derivative liability to equity upon conversion of Series C preferred stock	67,284	0
Net liability assumed in acquisition of Aphrodite's Marketing
Cash assumed, Aphrodite	0	60,287
Accounts receivable, Aphrodite	0	125,726
Inventory, Aphrodite	0	1,119,593
Prepaid expenses, Aphrodite	0	291,783
Accounts payable and accrued liabilities, Aphrodite	0	(1,283,244)
Loans payable, Aphrodite	0	(2,304,438)
Note payable,long term, Aphrodite	0	(150,000)
Net liability assumed, Aphrodite	0	(2,140,293)
Net assets assumed in acquisition of GearBubble
Cash, GearBubble	0	1,161,476
Prepaid expenses and other current assets, GearBubble	0	40,000
Property and equipment, GearBubble	0	4,412
Accounts payable and accrued liabilities, GearBubble	0	(458,628)
Net assets assumed, GearBubble	$ 0	$ 747,260